Other financial liabilities - Summary of Detailed Information About Other Noncurrent Financial Liabilities Explanatory (Parenthetical) (Detail) ₨ in Millions	Mar. 31, 2022 INR (₨)
Long-term borrowings [member]
Categories Of Noncurrent Financial Liabilities [Line Items]
Long term arrangements covenants not met	₨ 653